Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cash flows from (used in) operating activities
Net income	[1]	$ 14,298	$ 11,895	$ 11,686
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 8)		(224)	7,242	3,029
Depreciation (Note 15)		1,360	1,324	605
Amortization of other intangibles		706	817	800
Net securities losses (gains) (Note 7)		(14)	(40)	(78)
Deferred taxes (Note 25)		258	(1,065)	(33)
Changes in operating assets and liabilities
Interest receivable and payable (Notes 16, 18)		(288)	(108)	(26)
Securities sold under repurchase agreements		(44,779)	63,020	32,467
Securities purchased under reverse repurchase agreements		1,878	(3,227)	(38,556)
Securities sold short		7,030	5,343	(9,822)
Trading loans and securities		1,177	(2,318)	(18,103)
Loans net of securitization and sales		(3,660)	(39,641)	(41,693)
Deposits		(6,494)	240,648	(52,281)
Derivatives		3,734	(2,196)	9,883
Non-trading financial assets at fair value through profit or loss		(842)	(2,045)	(2,397)
Financial assets and liabilities designated at fair value through profit or loss		54,498	(46,165)	104,693
Securitization liabilities		(719)	2,342	(157)
Current taxes		239	280	(771)
Brokers, dealers, and clients amounts receivable and payable		(4,592)	(1,979)	1,726
Other, including unrealized foreign currency translation (gains) losses		27,348	(1,896)	1,050
Net cash from (used in) operating activities		50,129	229,607	830
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures (Note 19)			3,000	1,749
Redemption or repurchase of subordinated notes and debentures		(7)	(2,530)	24
Common shares issued, net		145	68	105
Preferred shares and other equity instruments issued		1,745		791
Repurchase of common shares (Note 21)			(847)	(2,235)
Redemption of preferred shares and other equity instruments (Note 21)		(700)	(156)
Sale of treasury shares and other equity instruments		10,943	8,849	10,015
Purchase of treasury shares and other equity instruments (Note 21)		(11,064)	(8,874)	(9,933)
Dividends paid on shares and distributions paid on other equity instruments		(5,555)	(3,660)	(5,157)
Redemption of non-controlling interests in subsidiaries				(1,000)
Distributions to non-controlling interests in subsidiaries				(11)
Repayment of lease liabilities	[2]	(543)	(596)
Net cash from (used in) financing activities		(5,036)	(4,746)	(5,652)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks		(729)	(138,266)	5,169
Activities in financial assets at fair value through other comprehensive income
Purchases		(21,056)	(50,569)	(24,898)
Proceeds from maturities		33,541	49,684	37,835
Proceeds from sales		5,363	11,005	10,158
Activities in debt securities at amortized cost
Purchases		(153,896)	(146,703)	(51,202)
Proceeds from maturities		92,131	51,400	28,392
Proceeds from sales		2,365	1,391	1,418
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles		(1,129)	(1,261)	(1,385)
Net cash acquired from (paid for) divestitures and acquisitions (Note 13)		(1,858)		(540)
Net cash from (used in) investing activities		(45,268)	(223,319)	4,947
Effect of exchange rate changes on cash and due from banks		(339)	40	3
Net increase (decrease) in cash and due from banks		(514)	1,582	128
Cash and due from banks at beginning of year		6,445	4,863	4,735
Cash and due from banks at end of year		5,931	6,445	4,863
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year		4,071	2,285	3,589
Amount of interest paid during the year		5,878	11,587	18,013
Amount of interest received during the year		28,127	34,262	40,261
Amount of dividends received during the year		1,614	1,675	1,583
Schwab and TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab and TD Ameritrade (Note 12)		$ (785)	(1,133)	$ (1,192)
Net gain on sale of the investment in TD Ameritrade (Note 12)			$ (1,491)

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.
[2]	Prior to the adoption of IFRS 16, payments on finance lease liabilities were included in “Net cash from (used in) operating activities”.